Commitments and Contingencies - Additional Information - Randgrid (Detail)	Dec. 31, 2015
Subsidiaries [Member] | Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of ownership by non-controlling owners	33.00%